Goodwill And Other Intangibles (Schedule Of Change In Carry Amount Of Goodwill By Business Segment) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Line Items]
Goodwill, beginning balance	$ 8,656	$ 7,078
Acquisitions	125	1,633
Divestitures	(15)	(46)
Impairment	(19)
Foreign currency translation and other	24	(9)
Goodwill, ending balance	8,771	8,656
Process Management [Member]
Goodwill [Line Items]
Goodwill, beginning balance	2,274	2,279
Acquisitions	110	27
Foreign currency translation and other	(16)	(32)
Goodwill, ending balance	2,368	2,274
Industrial Automation [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,379	1,304
Acquisitions		97
Divestitures	(1)
Impairment	(19)
Foreign currency translation and other	34	(22)
Goodwill, ending balance	1,393	1,379
Network Power [Member]
Goodwill [Line Items]
Goodwill, beginning balance	3,997	2,417
Acquisitions		1,509
Divestitures	(8)	(2)
Foreign currency translation and other	1	73
Goodwill, ending balance	3,990	3,997
Climate Technologies [Member]
Goodwill [Line Items]
Goodwill, beginning balance	464	473
Acquisitions	15
Foreign currency translation and other	4	(9)
Goodwill, ending balance	483	464
Tools And Storage [Member]
Goodwill [Line Items]
Goodwill, beginning balance	542	605
Divestitures	(6)	(44)
Foreign currency translation and other	1	(19)
Goodwill, ending balance	$ 537	$ 542